Cover	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Entity Registrant Name	Elite Performance Holding Corp.
Entity Central Index Key	0001753681
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	82-5034226
Entity Address Address Line 1	3301 NE 1st Ave Suite M704
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33137
City Area Code	844
Local Phone Number	426-2958
Amendment Description	This Registration Statement contains one form of prospectus to be used in connection with the public offering of 1,625,000 shares of common stock through the underwriters named herein (the “Prospectus”)